Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Accumulated Other Comprehensive Income Loss

The analysis of the movement is as follows:

				Exchange
		Foreign	Increase in	difference from
		currency	fair value of	net investment
	Cash flow	translations	available-for	in a foreign
	hedge	adjustment	sale assets	operation	Total
At January 31, 2015	(1,613)	(19,030)	31,169	(12,602)	(2,076)
(Charge) credit for the year	954	(45,411)	26,991	(6,942)	(24,408)
Tax effects	(267)		(7,018)	1,804	(5,481)

Other comprehensive income of the year	687	(45,411)	19,973	(5,138)	(29,889)

At December 31, 2015	(926)	(64,441)	51,142	(17,740)	(31,965)

(Charge) credit for the year	1,190	9,885	(3,149)	10,965	18,891
Tax effects	(351)	—	929	(3,243)	(2,665)
Transfer to profit or loss (Note 10)	—	—	(41,461)	1,563	(39,898)

Other comprehensive income of the year	839	9,885	(43,681)	9,285	(23,672)

At December 31, 2016	(87)	(54,556)	7,461	(8,455)	(55,637)

(Charge) credit for the year	650	(9,166)	—	9,222	706
Tax effects	(192)	—	—	(2,729)	(2,921)

Other comprehensive income of the year	458	(9,166)	—	6,493	(2,215)

At December 31, 2017	371	(63,722)	7,461	(1,962)	(57,852)

Summary of Other Comprehensive Income

Below is the movement in Other Comprehensive Income for each year:

	2015	2016	2017
Controlling interest	(29,889)	(23,672)	(2,215)
Non-controlling interest	(15,235)	4,194	(3,117)
Adjustment for actuarial gains and losses, net of tax	(2,921)	(1,121)	(2,948)

Total value in OCI	(48,045)	(20,599)	(8,280)